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                                                            FILE NOS.  2-2773
                                                                       811-01835
   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 15, 2011

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-1A
                            REGISTRATION STATEMENT
                                     UNDER
                       THE SECURITIES ACT OF 1933     [X]
                     PRE-EFFECTIVE AMENDMENT NO. __   [_]
                     POST-EFFECTIVE AMENDMENT NO. 72  [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER

                    THE INVESTMENT COMPANY ACT OF 1940  [X]
                            AMENDMENT NO. 55            [X]

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                       (CHECK APPROPRIATE BOX OR BOXES)

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                              PIONEER VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                 60 STATE STREET, BOSTON, MASSACHUSETTS 02109
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

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      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 742-7825

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            TERRENCE J. CULLEN, PIONEER INVESTMENT MANAGEMENT, INC.
                 60 STATE STREET, BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

   It is proposed that this filing will become effective (check appropriate box):
       [X]immediately upon filing pursuant to paragraph (b)
       [_]on [date] pursuant to paragraph (b)
       [_]60 days after filing pursuant to paragraph (a)(1)
       [_]on [date] pursuant to paragraph (a)(1)
       [_]75 days after filing pursuant to paragraph (a)(2)
       [_]on [date] pursuant to paragraph (a)(2)of Rule 485.

   If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Fund has duly caused this Post-Effective Amendment No. 72 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 15th day of February, 2011.

                                             PIONEER VALUE FUND

                                             By:  /s/ Daniel K. Kingsbury
                                                  -----------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on February 15, 2011:

      John F. Cogan, Jr.*                 Margaret B. W. Graham*
      John F. Cogan, Jr.                  Margaret B. W. Graham
      Chairman of the Board, President    Trustee
      (Principal Executive Officer) and
      Trustee

                                          /s/ Daniel K. Kingsbury
                                          -------------------------------------
      Mark E. Bradley*                    Daniel K. Kingsbury
      Mark E. Bradley                     Executive Vice President and Trustee
      Treasurer (Principal Financial and
      Accounting Officer)

      David R. Bock*                      Thomas J. Perna*
      David R. Bock                       Thomas J.Perna
      Trustee                             Trustee

      Mary K. Bush*                       Marguerite A. Piret*
      Mary K. Bush                        Marguerite A. Piret
      Trustee                             Trustee

      Benjamin M. Friedman*               Stephen K. West*
      Benjamin M. Friedman                Stephen K. West
      Trustee                             Trustee

*By:. /s/ Daniel K. Kingsbury
      ----------------------------------- Dated: February 15, 2011
      Daniel K. Kingsbury
      Attorney-in-Fact

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                                 EXHIBIT INDEX

           Exhibit No. Description
           ----------- -----------

           EX-101.INS  XBRL Instance Document

           EX-101.SCH  XBRL Taxonomy Extension Schema Document

           EX-101.CAL  XBRL Taxonomy Extension Calculation Linkbase

           EX-101.DEF  XBRL Taxonomy Extension Definition Linkbase

           EX-101.LAB  XBRL Taxonomy Extension Labels Linkbase

           EX-101.PRE  XBRL Taxonomy Extension Presentation Linkbase